UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017
(Address of principal executive offices)

Philip K. Holl, Esq.
Secretary
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                                               Report to Stockholders. The Semi-Annual report for the period November 1, 2005 through April 30, 2006 is filed herewith.

TCW INTERNATIONAL AND GLOBAL FUNDS
SEMI-ANNUAL REPORT
April 30, 2006

Where experts invest.

INTERNATIONAL:

TCW Funds, Inc.

Table of Contents	April 30, 2006
Letter to Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Asia Pacific Equities Fund	3

TCW Emerging Markets Equities Fund	8

TCW Emerging Markets Income Fund	13

TCW Global Alpha Fund	18

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25

Notes to Financial Statements	27

Financial Highlights	34

Shareholder Expenses	40

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	41

(THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL

To Our Valued Shareholders

We are pleased to submit the April 30, 2006 semi-annual report for the TCW Funds, Inc., formerly the TCW Galileo Funds, Inc. On February 22, 2006 we dropped Galileo from the fund family name to better leverage off the branding efforts of The TCW Group, Inc., the parent of the investment advisor to the Funds.

Assets under management in the fund family increased to $8.8 billion from $8.2 billion at October 31, 2005 driven primarily by flows in our TCW Dividend Focused and TCW Diversified Value funds. Assets in TCW Dividend Focused now exceed $1 billion making it our third fund to top the $1 billion mark. There are a few adjustments to our product lineup worth mentioning. On April 1, 2006 the TCW Select International Growth Equities Fund was converted into the TCW Global Alpha Fund and the fund now has a global equity rather than an international equity orientation. Secondly, the Board recently approved the liquidation of the TCW Convertible Securities Fund due to its limited assets and future market potential.

The TCW Funds, Inc. continues to provide our shareholders with targeted investment strategies featuring competitive expense ratios. On behalf of the board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc. I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

May 11, 2006

INTERNATIONAL

TCW Funds, Inc.

Performance Summary (Unaudited)  April 30, 2006

		Total Return Annualized As of April 30, 2006
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Asia Pacific Equities Fund — I Class	$12.37	38.46%	13.29%	6.17%	9.54	% (1)	04/01/93 (2)
TCW Emerging Markets Equities Fund — I Class	$17.05	55.27%	19.98%	8.10%	8.37	% (1)	06/01/93 (2)
TCW Emerging Markets Income Fund — I Class	$7.99	9.68%	15.82%	N/A	11.39	% (1)	09/04/96 (2)
TCW Emerging Markets Income Fund — N Class	$9.47	8.35%	N/A	N/A	9.86%		03/01/04
TCW Global Alpha Fund — I Class	$13.11	34.32%	3.07%	4.16%	5.45	% (1)	12/01/93 (2)
TCW Global Alpha Fund — N Class	$13.10	34.22%	N/A	N/A	23.71%		02/01/03

(1)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds' registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of the predecessor limited partnership.

INTERNATIONAL

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Equity Securities	Value
	Common Stock
	China (9.1% of Net Assets)
156,000	Anhui Expressway Company, Limited, Class H	$113,604	*
376,000	China Construction Bank, Class H	162,542	*
274,000	China Life Insurance Company, Limited, Class H	368,978	*
250,000	China Petroleum & Chemical Corporation, Class H	159,940
4,000	Dalian Port PDA Company, Limited, Class H	2,231	*
32,000	Golden Eagle Retail Group, Limited	17,850	*
8,000	Hunan Non-Ferrous Metal Corporation, Limited, Class H	3,328	*
210,000	Nine Dragons Paper Holdings, Limited	182,817	*
830,000	PetroChina Company, Limited, Class H	927,930
18,000	Shanghai Prime Machinery Company, Limited, Class H	6,732	*
190,000	Zijin Mining Group Company, Limited	106,653
	Total China (Cost: $1,504,082)	2,052,605
	Hong Kong (20.0%)
47,000	Cheung Kong Holdings, Limited	530,004
150,000	China Mobile, Limited	867,791
100,000	China Overseas Land & Investment, Limited	63,936
100,000	China Yurun Food Group, Limited	79,943	*
36,500	Esprit Holdings, Limited	291,392
72,000	Hong Kong Exchanges & Clearing, Limited	517,516
40,000	Hongkong Electric Holdings	197,299
76,000	Hysan Development Company, Limited	218,748
73,500	Kerry Properties, Limited	259,555
26,370	Sun Hung Kai Properties, Limited	301,414
130,000	Wharf Holdings, Limited	521,805
72,000	Wing Hang Bank, Limited	667,660
	Total Hong Kong (Cost: $3,592,174)	4,517,063
	Indonesia (2.8%)
154,000	PT Bank Central Asia Tbk	76,675
100,000	PT Medco Energi Internasional Tbk	54,680
492,000	PT Telekomunikasi Indonesia Tbk	422,818
140,000	PT United Tractors Tbk	86,786
	Total Indonesia (Cost: $424,404)	640,959
	Malaysia (8.7%)
150,000	AMMB Holdings BHD	117,955
683,900	Berjaya Sports Toto BHD	922,106
50,000	Bumiputra-Commerce Holdings BHD	86,909	*
44,900	Genting BHD	315,892
33,500	IOI Corporation BHD	131,246
84,000	Pantai Holdings BHD	57,707
24,000	Petronas Gas BHD	58,932
25,000	Proton Holdings BHD	41,040
35,800	Telekom Malaysia BHD	96,303
52,250	Tenaga Nasional BHD	123,255
	Total Malaysia (Cost: $1,848,688)	1,951,345

See accompanying notes to financial statements.

INTERNATIONAL

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value
	Philippines (0.7%)
238,500	Ayala Land, Incorporated (Foreign)	$54,045
50,000	Banco de Oro Universal Bank	34,285
45,000	First Philippine Holdings Corporation	38,681
900	Philippine Long Distance Telephone Company	35,599
	Total Philippines (Cost: $138,782)	162,610
	Singapore (9.2%)
99,000	Capitaland, Limited	307,175
20,000	City Developments, Limited	128,146
60,000	Cosco Corporation Singapore, Limited	54,356
25,000	Keppel Corporation, Limited	242,452
119,000	Keppel Land, Limited	356,463
23,800	K-REIT Asia	22,422	*
20,000	Singapore Airlines, Limited	179,770
130,000	Singapore Telecommunications, Limited	225,565
44,000	United Overseas Bank, Limited	453,634
59,000	UOL Group, Limited	114,383
	Total Singapore (Cost: $1,609,913)	2,084,366
	South Korea (25.8%)
6,130	Daewoo Shipbuilding & Marine Engineering Company, Limited	179,199
7,820	Daishin Securities Company, Limited	182,773	*
3,280	Hana Financial Group, Incorporated	161,009
1,130	Hyundai Department Store Company, Limited	108,902
4,430	Hyundai Engineering & Construction Company, Limited	275,294	*
2,310	Hyundai Heavy Industries Company, Limited	221,651
1,300	Hyundai Mobis	114,956
730	Hyundai Motor Company	64,289
24,780	IHQ, Incorporated	244,941	*
6,790	Kookmin Bank	605,819
2,610	Korea Electric Power Corporation	115,930
3,180	KT Corporation	143,062
5,360	KT&G Corporation	300,051
890	NHN Corporation	315,763	*
757	Pohang Iron & Steel Company, Limited	214,946
16,000	Poonglim Industrial Company, Limited	214,553
1,900	Samsung Electronics Company, Limited	1,296,697
880	Samsung Fire & Marine Insurance Company, Limited	126,453
3,810	Shinhan Financial Group Company, Limited	188,861
188	Shinsegae Company, Limited	92,158
4,340	SK Corporation	319,150
2,710	S-Oil Corporation	209,901
710	Yuhan Corporation	116,560
	Total South Korea (Cost: $4,591,623)	5,812,918

See accompanying notes to financial statements.

INTERNATIONAL

TCW Asia Pacific Equities Fund

  April 30, 2006

Number of Shares	Equity Securities	Value
	Taiwan (19.1%)
33,000	Acer, Incorporated	$64,113
42,000	Advanced Semiconductor Engineering, Incorporated	49,627
29,500	Asustek Computer, Incorporated	81,815
12,000	Catcher Technology Company, Limited	134,127
165,000	Cathay Financial Holding Company, Limited	369,503
183,000	China Steel Corporation (144A)	178,787	**
151,050	Chinatrust Financial Holding Company, Limited	123,991
70,000	Compal Electronics, Incorporated	77,147
260,079	Eva Airways Corporation	106,499
99,300	Formosa Chemicals & Fibre Corporation	161,215
60,000	Formosa International Hotels Corporation	146,242
28,000	Foxconn Technology Company, Limited	210,288
1,000	High Tech Computer Corporation	31,974
25,295	Hon Hai Precision Industry Company, Limited (144A) (GDR)	343,000	**
8,000	Largan Precision Company, Limited	168,296
32,400	MediaTek, Incorporated	378,633
229,000	Mega Financial Holding Company, Limited	178,879
27,000	Novatek Microelectronics Corporation, Limited	161,033
156,000	Taiwan Fertilizer Company, Limited	287,712
50,000	Taiwan Semiconductor Manufacturing Company, Limited	105,711
79,632	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	834,543
19,000	Wellypower Optronics Corporation	117,313
	Total Taiwan (Cost: $3,516,067)	4,310,448
	Thailand (3.8%)
300,000	Amata Corporation Public Company, Limited	170,998
20,500	Bangkok Bank Public Company, Limited	64,860
48,700	Bumrungrad Hospital Public Company, Limited	47,598
163,800	Kasikornbank Public Company, Limited	287,393
84,800	PTT Exploration & Production Public Company, Limited	284,397
	Total Thailand (Cost: $657,769)	855,246
	Total Common Stock (Cost: $17,883,502) (99.2%)	22,387,560
	Preferred Stock
	South Korea (Cost: $133,634) (0.9%)
360	Samsung Electronics Company, Limited	194,951
	Total Equity Securities (Cost: $18,017,136) (100.1%)	22,582,511

See accompanying notes to financial statements.

INTERNATIONAL

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
$954,150	Investors Bank & Trust Depository Reserve, 3.24%	$954,150
	Total Short-Term Investments (Cost: $954,150) (4.2%)	954,150
	Total Investments (Cost: $18,971,286) (104.3%)	23,536,661
	Liabilities in Excess of Other Assets (-4.3%)	(973,117)
	Net Assets (100.0%)	$22,563,544

Notes to the Schedule of Investments:

ADR  -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR  -   Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

  *  Non-income producing.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2006, the value of these securities amounted to $521,787 or 2.31% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Asia Pacific Equities Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Airlines	1.3%
Auto Components	0.5
Automobiles	0.5
Capital Markets	0.8
Chemicals	2.0
Commercial Banks	14.2
Computers & Peripherals	2.6
Construction & Engineering	2.2
Containers & Packaging	0.8
Diversified Financial Services	2.3
Diversified Telecommunication Services	4.1
Electric Utilities	2.1
Electronic Equipment & Instruments	2.0
Food & Staples Retailing	0.4
Food Products	1.0
Gas Utilities	0.3
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	6.8
Industrial Conglomerates	1.1
Insurance	3.8
Internet Software & Services	1.4
Leisure Equipment & Products	0.7
Machinery	2.2
Marine	0.2
Media	1.1
Metals & Mining	2.4
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	0.5
Real Estate	0.1
Real Estate Management & Development	12.6
Semiconductors & Semiconductor Equipment	13.5
Specialty Retail	1.3
Tobacco	1.3
Transportation Infrastructure	0.5
Wireless Telecommunication Services	3.9
Short-Term Investments	4.2
Total	104.3%

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Equity Securities	Value
	Common Stock
	Brazil (7.9% of Net Assets)
6,054	Banco Bradesco, S.A. (ADR)	$230,475	†
7,800	Cyrela Brazil Realty S.A.	132,409	*
8,800	Petroleo Brasileiro, S.A. (ADR)	782,232
2,300	Submarino, S.A. (144A) (GDR)	124,280	**†
	Total Brazil (Cost: $723,474)	1,269,396
	China (4.7%)
3,854	China Petroleum & Chemical Corporation (ADR)	247,812
4,471	PetroChina Company, Limited (ADR)	502,540	†
	Total China (Cost: $526,006)	750,352
	Hong Kong (5.2%)
62,000	China Mobile, Limited	358,687
79,000	China Netcom Group Corporation, Limited	144,365
78,000	China Shenhua Energy Company, Class H	141,128
2,372	CNOOC, Limited (ADR)	196,117	†
	Total Hong Kong (Cost: $603,709)	840,297
	Hungary (1.3%)
1,552	Mol Magyar Olaj- es Gazipari Rt (GDR)	182,360
174	Mol Magyar Olaj- es Gazipari Rt (Reg. S) (GDR)	19,575
	Total Hungary (Cost: $160,694)	201,935
	India (Cost: $209,585) (1.7%)
5,250	State Bank of India (GDR)	267,488
	Indonesia (5.2%)
168,000	PT Astra International Tbk	227,967
390,000	PT Bank Rakyat Indonesia Tbk	205,025
40,000	PT Semen Gresik Persero Tbk	124,881
7,800	PT Telekomunikasi Indonesia Tbk (ADR)	269,100
	Total Indonesia (Cost: $585,896)	826,973
	Israel (2.3%)
36,255	Bank Hapoalim, Limited	186,209
47,506	Bank Leumi, Limited	189,814
	Total Israel (Cost: $279,431)	376,023
	Malaysia (Cost: $145,247) (0.9%)
135,300	SP Setia BHD	139,612
	Mexico (5.9%)
42,000	Alsea, S.A. de C.V.	178,047
6,600	Cemex, S.A. de C.V. (ADR)	445,632
45,800	Corporacion GEO, S.A. de C.V., Class B	171,394	*
47,700	Empresas ICA, S.A. de C.V.	148,431	*
	Total Mexico (Cost: $806,893)	943,504

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Equities Fund

  April 30, 2006

Number of Shares	Equity Securities	Value
	Russia (7.2%)
5,611	LUKOIL (ADR)	$504,990
8,400	Mobile Telesystems (ADR)	274,344	*
4,610	OAO Gazprom (Reg. S) (ADR)	209,294	†
2,072	Unified Energy System (Reg. S) (GDR)	158,922
	Total Russia (Cost: $753,598)	1,147,550
	South Africa (10.3%)
2,700	AngloGold Ashanti, Limited (ADR)	147,636	†
30,524	Edgars Consolidated Stores, Limited	191,433
48,901	FirstRand, Limited	159,560
3,700	Impala Platinum Holdings, Limited (ADR)	174,139
6,656	Imperial Holdings, Limited	183,584	*
7,545	Sasol, Limited (ADR)	312,137	†
20,819	Standard Bank Group, Limited	294,814
7,945	Telkom S.A., Limited	187,370
	Total South Africa (Cost: $1,231,531)	1,650,673
	South Korea (19.3%)
100	Hana Financial Group, Incorporated	4,909
3,700	Hyundai Motor Company (144A) (GDR)	163,170	**
6,337	Kookmin Bank (ADR)	564,310
2,203	LG Electronics, Incorporated (144A) (GDR)	56,397	**
5,679	LG Electronics, Incorporated (Reg. S) (GDR)	145,382
3,700	POSCO (ADR)	260,739
114	Samsung Electronics Company, Limited (144A) (GDR)	38,874	**
2,549	Samsung Electronics Company, Limited (Reg. S) (GDR)	869,209
9,620	Shinhan Financial Group Company, Limited	476,861
499	Shinsegae Company, Limited	244,611
9,600	SK Telecom Company, Limited (ADR)	256,320	†
	Total South Korea (Cost: $2,363,506)	3,080,782
	Taiwan (6.8%)
67,000	Cathay Financial Holding Company, Limited	150,040
14,550	China Steel Corporation (GDR)	285,180
170,195	Chinatrust Financial Holding Company, Limited	139,706
8,700	Chunghwa Telecom Company, Limited (ADR)	179,220
200,808	Taishin Financial Holdings Company, Limited	131,920
206,000	Taiwan Mobile Company, Limited	207,708
	Total Taiwan (Cost: $1,043,100)	1,093,774
	Thailand (5.9%)
47,100	Bangkok Bank Public Company, Limited	149,020
74,415	PTT Public Company, Limited	511,021
41,000	Siam Cement Public Company, Limited	276,590
	Total Thailand (Cost: $893,245)	936,631

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value
	Turkey (Cost: $205,930) (1.4%)
25,807	Turkiye Is Bankasi	$217,988
	Total Common Stock (Cost: $10,531,845) (86.0%)	13,742,978
	Preferred Stock
	Brazil (4.6%)
8,400	Companhia Vale do Rio Doce (ADR)	373,632
4,400	Uniao de Bancos Brasileiros, S.A. (UNIBANCO) (GDR)	349,140
	Total Brazil (Cost: $550,320)	722,772
	Russia (Cost: $126,286) (1.2%)
1,500	Surgutneftegaz (ADR)	193,350
	Total Preferred Stock (Cost: $676,606) (5.8%)	916,122
	Total Equity Securities (Cost: $11,208,451) (91.8%)	14,659,100
	Short-Term Investments
	Money Market Investments
120,467	BGI Institutional Money Market Fund, 4.775%	120,467	***
12,047	Merrimac Cash Fund - Premium Class, 4.605%	12,047	***
	Total Money Market Investments (Cost: $132,514)	132,514
Principal Amount
	Other Short-Term Investments [s]
$12,908	Abbey National PLC, 4.77%, due 05/03/06	12,908	***
42,252	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	42,252	***
43,024	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	43,024	***
18,931	Bank of America, 4.77%, due 05/16/06	18,931	***
34,419	Bank of America, 4.97%, due 06/19/06	34,419	***
43,024	Bank of Montreal, 4.77%, due 05/02/06	43,024	***
43,024	Bank of Nova Scotia (The), 4.79%, due 05/10/06	43,024	***
43,024	Bank of the West, 4.94%, due 06/16/06	43,024	***
34,419	Barclays Bank PLC, 4.77%, due 05/16/06	34,419	***
43,024	Barton Capital LLC, 4.774%, due 05/04/06	43,024	***
17,210	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	17,210	***
34,419	Branch Banker & Trust, 4.85%, due 05/19/06	34,419	***
20,940	CAFCO Funding LLC, 4.913%, due 05/31/06	20,940	***
43,024	Calyon, 4.74%, due 05/09/06	43,024	***
25,814	Calyon, 4.91%, due 06/02/06	25,814	***
43,024	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	43,024	***
60,234	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	60,234	***
25,814	Deutsche Bank, 4.76%, due 05/01/06	25,814	***
43,024	Dexia Group, 4.775%, due 05/04/06	43,024	***
43,024	First Tennessee National Corp., 4.95%, due 06/19/06	43,024	***

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Equities Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments ▲ (Continued)
$29,256	Fortis Bank, 4.83%, due 05/08/06	$29,256	***
43,024	Fortis Bank, 4.97%, due 06/22/06	43,024	***
43,024	Halifax Bank of Scotland, 4.789%, due 07/10/06	43,024	***
43,024	Harris Trust & Savings Bank, 4.9%, due 05/23/06	43,024	***
1,169,488	Investors Bank & Trust Depository Reserve, 3.24%	1,169,488
42,716	Lexington Parker Capital, 4.787%, due 05/04/06	42,716	***
86,048	Lloyds TSB Bank, 4.81%, due 05/11/06	86,048	***
34,419	Marshall & Ilsley Bank, 4.99%, due 06/23/06	34,419	***
43,024	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	43,024	***
43,024	Prefco, 4.786%, due 05/01/06	43,024	***
21,983	Prefco, 4.962%, due 05/30/06	21,983	***
42,899	Ranger Funding, 4.777%, due 05/01/06	42,899	***
17,210	Royal Bank of Canada, 4.99%, due 06/27/06	17,210	***
43,024	Royal Bank of Scotland, 4.75%, due 05/03/06	43,024	***
25,814	Royal Bank of Scotland, 4.87%, due 05/12/06	25,814	***
42,716	Sheffield Receivables Corp., 4.787%, due 05/03/06	42,716	***
2,891	Svenska Handlesbanken, 4.82%, due 05/01/06	2,891	***
77,443	UBS AG, 4.94%, due 06/16/06	77,443	***
43,024	Wells Fargo & Co., 4.86%, due 05/12/06	43,024	***
43,024	Wells Fargo & Co., 4.9%, due 05/15/06	43,024	***
	Total Other Short-Term Investments (Cost: $2,651,651)	2,651,651
	Total Short-Term Investments (Cost: $2,784,165) (17.4%)	2,784,165
	Total Investments (Cost: $13,992,616) (109.2%)	17,443,265
	Liabilities in Excess of Other Assets (-9.2%)	(1,462,492)
	Net Assets (100.0%)	$15,980,773

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR  -  Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Reg. S  -  Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

  *  Non-income producing.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2006, the value of these securities amounted to $382,721 or 2.39% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Air Freight & Logistics	1.1%
Automobiles	2.4
Commercial Banks	21.3
Construction & Engineering	0.9
Construction Materials	5.3
Diversified Financial Services	1.0
Diversified Telecommunication Services	4.9
Electric Utilities	1.0
Food & Staples Retailing	1.5
Hotels, Restaurants & Leisure	1.1
Household Durables	3.2
Insurance	0.9
Internet & Catalog Retail	0.8
Metals & Mining	7.8
Oil, Gas & Consumable Fuels	23.9
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	5.8
Specialty Retail	1.2
Wireless Telecommunication Services	6.8
Short-Term Investments	17.4
Total	109.2%

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Argentina (4.2% of Net Assets)
$650,000	Banco de Galicia y Buenos Aires, S.A de C.V., (Reg. S), Variable Rate based on LIBOR + 3.5%, due 01/01/10	$652,437
600,000	Banco Hipotecario S.A., (144A), 9.75%, due 04/27/16	609,000	*
700,000	Banco Hipotecario S.A., 4% to 12/05, 5% to 12/06, 6% thereafter, due 12/01/13	637,000
610,000	Telecom Personal S.A., (144A), 9.25%, due 12/22/10	626,775	*
	Total Argentina (Cost: $2,357,029)	2,525,212
	Brazil (3.2%)
550,000	Petrobras International Finance Co., 7.75%, due 09/15/14	592,900
2,250,000	Republic of Brazil, 12.5%, due 01/05/16	1,081,291
250,000	Vale Overseas, Limited, 6.25%, due 01/11/16	245,625
	Total Brazil (Cost: $1,795,610)	1,919,816
	China (4.4%)
697,000	Chaoda Modern Agriculture (Holdings), Limited, (Reg. S), 7.75%, due 02/08/10	697,000
600,000	Hopson Development Holdings, Limited, (144A), 8.125%, due 11/09/12	622,500	*
1,500,000	New Asat Finance, Limited, (Reg. S), 9.25%, due 02/01/11	1,290,000
	Total China (Cost: $2,643,624)	2,609,500
	Colombia (3.6%)
450,000	Chivor S.A., (144A), 9.75%, due 12/30/14	506,250	*
900,000	Drummond Co., Inc., (144A), 7.375%, due 02/15/16	886,500	*
675,396	Republic of Colombia, 9.75%, due 04/09/11	749,690
	Total Colombia (Cost: $2,008,884)	2,142,440
	Dominican Republic (3.2%)
810,000	Dominican Republic, 0%, due 01/19/07	776,952
1,880,000	TRICOM S.A., 11.375%, due 09/01/04	1,156,200	**#
	Total Dominican Republic (Cost: $2,442,287)	1,933,152
	Egypt (4.7%)
1,050,000	Citigroup Funding, 0%, due 11/02/06	1,089,375
963,363	Petroleum Export, Limited, Series A3, (144A), 5.265%, due 06/15/11	937,198	*
700,000	Republic of Egypt, (144A), 0%, due 05/23/06	766,115	*
	Total Egypt (Cost: $2,713,946)	2,792,688
	Guatemala (Cost: $790,417) (1.4%)
790,000	Empresa Electric a de Guatemala, (144A), 8.5%, due 12/21/14	821,600	*
	Hong Kong (1.7%)
800,000	Noble Group Limited, (144A), 6.625%, due 03/17/15	706,426	*
320,000	Panva Gas Holdings, Limited, 8.25%, due 09/23/11	332,000
	Total Hong Kong (Cost: $1,129,918)	1,038,426
	India (Cost: $889,817) (1.5%)
910,000	Vedanta Resources PLC, (Reg. S), 6.625%, due 02/22/10	891,219

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount			Fixed Income Securities	Value
			Indonesia (8.9%)
	$100,000		Excelcomindo Finance Company B.V., (144A), 7.125%, due 01/18/13	$99,250	*
	653,023		Indocoal Exports Cayman, Limited, (144A), 7.134%, due 07/06/12	674,246	*
	465,000		PGN Euro Finance, Limited, 7.5%, due 09/10/13	472,556
	930,000		PT Bank Danamon Indonesia Tbk, (Reg. S), 7.65%, due 03/30/14	946,275
IDR	13,710,000	(1)	Republic of Indonesia, 13.45%, due 08/15/11	1,652,839
	$1,672,800		Republic of Indonesia, Loan Participation Agreement dated 06/14/95, Credit Suisse First Boston International as Counterparty, Variable Rate based on LIBOR + 0.875%, due 12/14/19	1,488,792	**
			Total Indonesia (Cost: $4,744,355)	5,333,958
			Israel (3.8%)
	836,442		Delek & Avner-Yam Tethys, (144A), Variable Rate based on LIBOR + 1.1%, due 08/01/13	837,488	*
	6,312,770		State of Israel, 6%, due 01/31/10	1,396,784
			Total Israel (Cost: $2,188,510)	2,234,272
			Kazakhstan (6.3%)
	600,000		Intergas Finance B.V., (Reg S), 6.875%, due 11/04/11	603,000
	930,000		Kazkommerts International B.V., (144A), 7.875%, due 04/07/14	932,325	*
	1,450,000		Kazkommerts International B.V., (Reg S), 8%, due 11/03/15	1,451,595
	800,000		Turanalem Finance B.V., (144A), 8%, due 03/24/14	796,000	*
			Total Kazakhstan (Cost: $3,723,057)	3,782,920
			Mexico (9.9%)
	670,000		Banco Mercantil del Norte S.A., (Reg. S), Variable Rate based on 5-Year US Treasury + 4.3%, due 02/17/14	667,599
	555,000		Corporation Interamericana de Entretenimiento, S.A. de C.V., (Reg. S), 8.875%, due 06/14/15	550,282
	1,235,000		Desarrolladora Homex S.A. de C.V., (Reg S), 7.5%, due 09/28/15	1,190,540
	500,000		Grupo Gigante S.A. de C.V., (144A), 8.75%, due 04/13/16	491,250	*
	2,900,000		Grupo Isuacell, S.A. de C.V., 10%, due 06/15/07	2,537,500	**#
	1,000,000		Grupo Iusacell, S.A. de C.V., 14.25%, due 12/01/06	485,000	#
			Total Mexico (Cost: $5,643,239)	5,922,171
			Panama (3.3%)
	600,000		AES El Salvador Trust, (144A), 6.75%, due 02/01/16	574,408	*
	1,395,000		Banco Continental de Panama S.A., (144A), 6.625%, due 12/01/10	1,389,769	*
			Total Panama (Cost: $1,980,130)	1,964,177
			Peru (Cost: $842,486) (1.4%)
	850,000		Southern Copper Corporation, 7.5%, due 07/27/35	828,368
			Qatar (Cost: $536,250) (0.9%)
	500,000		Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14	555,700

(1) Amount in thousands.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Income Fund

  April 30, 2006

Principal Amount	Fixed Income Securities	Value
	Russia (11.4%)
$650,000	Alfa Diversified Payment Rights Finance Co. SA, (144A), 6.53%, due 03/15/11	$650,325	*
610,000	Eurasia Capital S.A., 8.625%, due 06/30/08	614,575
700,000	Evraz Group S.A., (144A), 8.25%, due 11/10/15	705,250	*
1,370,000	GPB Eurobond Finance PLC 4C Gazprombank, 6.5%, due 09/23/15	1,304,788
310,000	Mobile TeleSystems OJSC, (Reg. S), 9.75%, due 01/30/08	325,159
1,860,000	Or-ICB for Industry & Construction Bank St. Petersburg OJSC, 6.875%, due 07/29/08	1,876,554
450,000	Russian Standard Finance S.A. for Russian Standard Bank, (144A), 8.625%, due 05/05/11	450,000	*
900,000	Sberbank RF, Loan Participation Note issued by UBS Luxembourg S.A., 6.23% to 02/11/10, Variable Rate based on 5-Year US Treasury + 3.735% thereafter, due 02/11/15	895,385
	Total Russia (Cost: $6,868,401)	6,822,036
	Singapore (4.3%)
640,000	Avago Technologies Finance, (144A), Variable rate based on LIBOR + 5.5%, due 12/01/07	674,400	*
280,000	Avago Technologies Finance, (144A), Variable rate based on LIBOR + 5.5%, due 06/01/13	295,050	*
695,000	Chartered Semiconductor Manufacturing, Limited, 5.75%, due 08/03/10	685,886
930,000	STATS ChipPAC, Limited, 6.75%, due 11/15/11	906,750
	Total Singapore (Cost: $2,558,694)	2,562,086
	South Africa (Cost: $551,314) (1.1%)
585,000	Cell C Pty, Limited, (144A), 11%, due 07/01/15	631,800	*
	South Korea (6.1%)
300,000	C&M Finance, Limited, (144A), 8.1%, due 02/01/16	296,250	*
750,000	C&M Finance, Limited, (Reg. S), 8.1%, due 02/01/16	740,625
790,000	Hanarotelecom, Inc., (144A), 7%, due 02/01/12	774,150	*
880,000	Hynix Semiconductor, Inc., (144A), 9.875%, due 07/01/12	968,000	*
650,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Company, Variable Rate based on LIBOR + 3.25%, due 12/15/11	654,875
225,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 6.875%, due 12/15/11	214,875
	Total South Korea (Cost: $3,575,905)	3,648,775
	Trinidad & Tobago (Cost: $318,778) (0.5%)
320,000	National Gas Company of Trinidad and Tobago, Limited, (144A), 6.05%, due 01/15/36	291,594	*
	Turkey (Cost: $800,000) (1.4%)
800,000	Bosphorus Financial Services, (144A), Variable Rate based on the LIBOR + 1.80%, due 02/15/12	811,000	*
	Total Fixed Income Securities (Cost: $51,102,651) (87.2%)	52,062,910

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Currency Options	Value
$70,700,000	CNY Put/USD Call, Strike Price CNY 7.94, expire 05/11/06	$63,630
50,000,000	HKD Put/USD Call, Strike Price HKD 7.80, expire 01/12/07	-
	Total Currency Options (Cost: $451,486) (0.1%)	63,630
	Short-Term Investments
7,361,604	Investors Bank & Trust Depository Reserve, 3.24%	7,361,604
	Total Short-Term Investments (Cost: $7,361,604) (12.3%)	7,361,604
	Total Investments (Cost: $58,915,741) (99.6%)	59,488,144
	Excess of Other Assets over Liabilities (0.4%)	265,274
	Net Assets (100.0%)	$59,753,418

Notes to the Schedule of Investments:

CNY  -  Chinese Yuan.

HKD  -  Hong Kong Dollar.

IDR  -  Indonesian Rupiah.

Reg. S  -  Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2006, the value of these securities amounted to $18,824,919 or 31.50% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  #  Company is in default and is not making interest payments.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Banking	16.3%
Beverages, Food & Tobacco	1.2
Chemicals	0.5
Coal	1.1
Communications	2.4
Electric Utilities	2.2
Electronics	6.9
Entertainment & Leisure	0.9
Financial Services	19.9
Foreign Government Securities	13.4
Food Retailers	0.8
Home Construction, Furnishings & Appliances	2.0
Media - Broadcasting & Publishing	0.5
Metals	4.5
Oil & Gas	5.1
Real Estate	1.0
Telephone Communications, exc. Radio	6.1
Telephone Systems	2.5
Short-Term Investments	12.3
Total	99.6%

See accompanying notes to financial statements.

INTERNATIONAL

TCW Global Alpha Fund

Schedule of Investments (Unaudited)  April 30, 2006

Number of Shares	Common Stock	Value
	Australia (1.5% of Net Assets)
15,380	Alinta, Limited	$133,035
22,720	BlueScope Steel, Limited	132,811
25,540	Foster's Group, Limited	114,076
50,850	Macquarie Airports	126,628
27,250	QBE Insurance Group, Limited	463,076
	Total Australia (Cost: $899,067)	969,626
	Belgium (Cost: $333,333) (0.6%)
4,520	Mobistar S.A.	362,353
	Canada (Cost: $1,161,786) (1.9%)
17,550	Teck Cominco, Limited, Class B	1,207,223
	Denmark (1.5%)
30	AP Moller - Maersk A/S	257,028
6,700	Jyske Bank A/S	406,455	*
1,930	Topdanmark A/S	251,890	*
	Total Denmark (Cost: $878,203)	915,373
	Finland (Cost: $157,998) (0.2%)
4,140	TietoEnator Oyj	129,719
	France (7.0%)
11,400	BNP Paribas	1,075,003
2,890	Compagnie Generale des Etablissements Michelin, Class B	208,120	*
3,960	Groupe Danone	493,103
10,810	Publicis Groupe	448,586
6,010	Total S.A.	1,656,008
5,180	Vinci S.A.	513,962	†
	Total France (Cost: $4,102,553)	4,394,782
	Germany (3.9%)
41,640	Accenture, Limited, Class A	1,210,475	†
3,100	Adidas-Salomon AG	653,293
2,730	Altana AG	174,934
7,160	Deutsche Post AG	190,645	*
1,640	Henkel KGaA	197,046
	Total Germany (Cost: $2,421,856)	2,426,393
	Great Britain (12.3%)
12,010	AstraZeneca PLC	658,245
47,370	Balfour Beatty PLC	308,435
15,810	Barratt Developments PLC	284,111
193,440	BP PLC	2,356,970
124,470	BT Group PLC	497,035
3,650	Carnival PLC	178,404
44,930	Centrica PLC	243,575
32,425	GlaxoSmithKline PLC	928,858
40,480	Smith & Nephew PLC	332,757
48,090	Unilever PLC	506,239

See accompanying notes to financial statements.

INTERNATIONAL

TCW Global Alpha Fund

  April 30, 2006

Number of Shares	Common Stock	Value
	Great Britain (Continued)
27,600	United Business Media PLC	$359,205
28,910	Xstrata PLC	1,038,065
	Total Great Britain (Cost: $7,467,755)	7,691,899
	Hong Kong (Cost: $302,015) (0.5%)
151,000	Hang Lung Properties, Limited	303,607
	Japan (8.4%)
2,000	Aiful Corporation	118,978
26,000	Bridgestone Corporation	630,543
12,000	Canon, Incorporated	909,475
20,000	Daimaru, Incorporated (The)	290,124
14,000	JFE Holdings, Incorporated	541,828
82,000	Kubota Corporation	921,422
75	Mizuho Financial Group, Incorporated	636,804
29,000	Nippon Mining Holdings, Incorporated	266,696
4,000	Sankyo Company, Limited	283,001
26,000	Shinsei Bank, Limited	181,172
12,000	Sompo Japan Insurance, Incorporated	173,411
5,000	Takeda Pharmaceutical Company, Limited	305,019
	Total Japan (Cost: $4,809,730)	5,258,473
	Netherlands (5.2%)
39,407	ABN AMRO Holdings, N.V.	1,169,830	†
26,190	Aegon, N.V.	473,915	* †
24,710	ING Groep, N.V.	1,006,653	†
15,640	Mittal Steel Company, N.V.	581,854	†
	Total Netherlands (Cost: $3,066,092)	3,232,252
	Spain (Cost: $463,102) (0.8%)
17,360	Sociedad General de Aguas de Barcelona S.A., Class A	484,494
	Sweden (Cost: $372,284) (0.6%)
12,940	ForeningsSparbanken AB	355,338	*
	United States (54.5%)
27,440	Abbott Laboratories	1,172,786
3,940	ALLTEL Corporation	253,618
24,500	Altria Group, Incorporated	1,792,420
13,530	Amgen, Incorporated	915,981	*
9,800	Avon Products, Incorporated	319,578
11,420	Bear Stearns Companies, Incorporated (The)	1,627,464	†
19,530	BJ Services Corporation	743,117
7,560	C.R. Bard, Incorporated	562,918	†
15,520	Chubb Corporation (The)	799,901
11,390	CIGNA Corporation	1,218,730
34,450	Citigroup, Incorporated	1,720,778
16,290	Computer Sciences Corporation	953,780	*
24,730	ConocoPhillips	1,654,437

See accompanying notes to financial statements.

INTERNATIONAL

TCW Global Alpha Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	United States (Continued)
26,170	Countrywide Financial Corporation	$1,064,072	†
15,910	Dell, Incorporated	416,842	* †
7,130	Eaton Corporation	546,515
24,440	Exxon Mobil Corporation	1,541,675
51,330	Foot Locker, Incorporated	1,189,829
9,350	Hartford Financial Services Group, Incorporated (The)	859,546
21,150	Ingersoll-Rand Company, Class A	925,313
45,950	Intel Corporation	918,081
13,660	International Business Machines Corporation	1,124,764
27,320	Johnson & Johnson	1,601,225
6,800	Nabors Industries, Limited	253,844	*
9,130	Norfolk Southern Corporation	493,020
8,890	Occidental Petroleum Corporation	913,359
5,790	Omnicom Group, Incorporated	521,158
79,600	Oracle Corporation	1,161,364	* †
15,210	Pulte Homes, Incorporated	568,094
10,060	Sempra Energy	462,961
8,370	Sovereign Bancorp, Incorporated	185,563	†
17,890	Texas Instruments, Incorporated	620,962
19,180	TJX Companies, Incorporated (The)	462,813
17,260	Valero Energy Corporation	1,117,412
22,530	Verizon Communications, Incorporated	744,166
18,960	Wal-Mart Stores, Incorporated	853,769	†
41,010	Western Digital Corporation	862,850	*
16,510	Yum! Brands, Incorporated	853,237
	Total United States (Cost: $33,299,649)	33,997,942
	Total Common Stock (Cost: $59,735,423) (98.9%)	61,729,474
	Short-Term Investments
	Money Market Investments
775,939	BGI Institutional Money Market Fund, 4.775%	775,939	**
77,594	Merrimac Cash Fund - Premium Class, 4.605%	77,594	**
35,221	TCW Money Market Fund, 3.64%	35,221	#
	Total Money Market Investments (Cost: $888,754)	888,754
Principal Amount
	Other Short-Term Investments s
$83,136	Abbey National PLC, 4.77%, due 05/03/06	83,136	**
272,148	Banco Santander Central Hispano S.A., 4.771%, due 05/02/06	272,148	**
277,121	BancoBilbao Vizcaya Argentaria S.A., 4.95%, due 06/20/06	277,121	**
121,933	Bank of America, 4.77%, due 05/16/06	121,933	**
221,697	Bank of America, 4.97%, due 06/19/06	221,697	**
277,121	Bank of Montreal, 4.77%, due 05/02/06	277,121	**

See accompanying notes to financial statements.

INTERNATIONAL

TCW Global Alpha Fund

  April 30, 2006

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments ▲ (Continued)
$277,121	Bank of Nova Scotia (The), 4.79%, due 05/10/06	$277,121	**
277,121	Bank of the West, 4.94%, due 06/16/06	277,121	**
221,697	Barclays Bank PLC, 4.77%, due 05/16/06	221,697	**
277,121	Barton Capital LLC, 4.774%, due 05/04/06	277,121	**
110,848	Bear Stearns Companies, Inc., 5.01%, due 09/07/06	110,848	**
221,697	Branch Banker & Trust, 4.85%, due 05/19/06	221,697	**
134,879	CAFCO Funding LLC, 4.913%, due 05/31/06	134,879	**
277,121	Calyon, 4.74%, due 05/09/06	277,121	**
166,273	Calyon, 4.91%, due 06/02/06	166,273	**
277,121	Canadian Imperial Bank of Commerce, 4.915%, due 05/18/06	277,121	**
387,969	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	387,969	**
166,273	Deutsche Bank, 4.76%, due 05/01/06	166,273	**
277,121	Dexia Group, 4.775%, due 05/04/06	277,121	**
277,121	First Tennessee National Corp., 4.95%, due 06/19/06	277,121	**
188,442	Fortis Bank, 4.83%, due 05/08/06	188,442	**
277,121	Fortis Bank, 4.97%, due 06/22/06	277,121	**
277,121	Halifax Bank of Scotland, 4.789%, due 07/10/06	277,121	**
277,121	Harris Trust & Savings Bank, 4.9%, due 05/23/06	277,121	**
551,641	Investors Bank & Trust Depository Reserve, 3.24%	551,641
275,138	Lexington Parker Capital, 4.787%, due 05/04/06	275,138	**
554,242	Lloyds TSB Bank, 4.81%, due 05/11/06	554,242	**
221,697	Marshall & Ilsley Bank, 4.99%, due 06/23/06	221,697	**
277,121	Nordea Bank Finland PLC (NY Branch), 4.97%, due 05/30/06	277,121	**
277,121	Prefco, 4.786%, due 05/01/06	277,121	**
141,593	Prefco, 4.962%, due 05/30/06	141,593	**
276,313	Ranger Funding, 4.777%, due 05/01/06	276,313	**
110,848	Royal Bank of Canada, 4.99%, due 06/27/06	110,848	**
277,121	Royal Bank of Scotland, 4.75%, due 05/03/06	277,121	**
166,273	Royal Bank of Scotland, 4.87%, due 05/12/06	166,273	**
275,138	Sheffield Receivables Corp., 4.787%, due 05/03/06	275,138	**
18,621	Svenska Handlesbanken, 4.82%, due 05/01/06	18,621	**
498,818	UBS AG, 4.94%, due 06/16/06	498,818	**
277,121	Wells Fargo & Co., 4.86%, due 05/12/06	277,121	**
277,121	Wells Fargo & Co., 4.9%, due 05/15/06	277,121	**
	Total Other Short-Term Investments (Cost: $10,098,371)	10,098,371
	Total Short-Term Investments (Cost: $10,987,125) (17.6%)	10,987,125
	Total Investments (Cost: $70,722,548) (116.5%)	72,716,599
	Liabilities in Excess of Other Assets (-16.5%)	(10,304,916)
	Net Assets (100.0%)	$62,411,683

Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  #  Affiliated Investment.

  ▲  Other Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements, and Time Deposits.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Global Alpha Fund

Investments by Industry (Unaudited)  April 30, 2006

Industry	Percentage of Net Assets
Air Freight & Logistics	0.3%
Auto Components	1.3
Beverages	0.2
Biotechnology	1.5
Capital Markets	2.6
Commercial Banks	6.2
Computers & Peripherals	3.9
Construction & Engineering	1.3
Consumer Finance	0.2
Diversified Financial Services	4.3
Diversified Telecommunication Services	2.0
Energy Equipment & Services	1.6
Food & Staples Retailing	1.4
Food Products	1.6
Gas Utilities	0.2
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	1.7
Household Durables	1.3
Household Products	0.3
Information Technology Services	3.6
Insurance	4.9
Leisure Equipment & Products	0.4
Machinery	3.9
Marine	0.4
Media	2.1
Metals & Mining	5.6
Multiline Retail	0.5
Multi-Utilities	1.1
Office Electronics	1.4
Oil, Gas & Consumable Fuels	15.3
Personal Products	0.5
Pharmaceuticals	7.8
Real Estate Management & Development	0.5
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	2.5
Software	1.8
Specialty Retail	2.6
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	2.0
Tobacco	2.9
Transportation Infrastructure	0.2
Water Utilities	0.8
Wireless Telecommunication Services	1.0
Short-Term Investments	17.6
Total	116.5%

See accompanying notes to financial statements.

INTERNATIONAL

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)  April 30, 2006

	TCW Asia Pacific Equities Fund		TCW Emerging Markets Equities Fund		TCW Emerging Markets Income Fund		TCW Global Alpha Fund(7)
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)(4)	$23,537		$17,443		$59,488		$72,717
Foreign Currency, at Value (6)	9		142		12		—
Receivable for Securities Sold	294		—		—		—
Receivable for Fund Shares Sold	—		—		56		—
Interest and Dividends Receivable	56		52		857		176
Unrealized Appreciation of Forward Foreign Currency Contracts (Note 10)	2		—		110		—
Foreign Tax Reclaim Receivable	—		—		—		5
Total Assets	23,898		17,637		60,523		72,898
LIABILITIES
Distribution Payable	—		—		262		—
Payables for Securities Purchased	1,239		—		450		—
Payables Upon Return of Securities Loaned	—		1,615		—		10,400
Unrealized Depreciation of Forward Foreign Currency Contracts (Note 10)	1		—		—		—
Accrued Management Fees	13		9		34		32
Accrued Capital Gain Withholding Taxes	23		5		—		—
Accrued Directors' Fees and Expenses	7		7		7		7
Accrued Compliance Expense	—	(3)	—	(3)	—	(3)	—	(3)
Other Accrued Expenses	51		20		17		47
Total Liabilities	1,334		1,656		770		10,486
NET ASSETS	$22,564		$15,981		$59,753		$62,412
NET ASSETS CONSIST OF:
Paid-in Capital	$14,764		$24,240		$54,403		$65,699
Undistributed (Accumulated) Net Realized Gain (Loss) on Investments and Foreign Currency	3,328		(11,772)		4,744		(5,364)
Unrealized Appreciation on Investments, Foreign Currency and Currency Contracts (2)	4,540		3,448		692		1,996
Undistributed Net Investment Income (Loss)	(68)		65		(86)		81
NET ASSETS	$22,564		$15,981		$59,753		$62,412
NET ASSETS ATTRIBUTABLE TO:
I Class Shares	$22,564		$15,981		$59,753		$62,412
N Class Shares					$—	(3)	$—	(3)
CAPITAL SHARES OUTSTANDING:
I Class	1,823,479		937,022		7,483,133		4,761,891
N Class					13		15
NET ASSET VALUE PER SHARE: (5)
I Class	$12.37		$17.05		$7.99		$13.11
N Class					$9.47		$13.10

(1)  The identified cost for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Equities Fund, the TCW Emerging Markets Income Fund, and the TCW Global Alpha Fund at April 30, 2006 was $18,971, $13,993, $58,916, and $70,723, respectively.

(2)  Net of capital gain withholding taxes of $23 and $5 for the TWC Asia Pacific Equities Fund and the TCW Emerging Markets Equities Fund, respectively.

(3)  Amount rounds to less than $1.

(4)  The market value of securities lent for the TCW Emerging Markets Equities Fund and the TCW Global Alpha Fund at April 30, 2006 was $1,581 amd $9,895, respectively.

(5)  Represents offering price and redemption price per share.

(6)  The identified cost for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Equities Fund, and the TCW Emerging Market Income Fund at April 30, 2006 was $9, $139, and $13, respectively.

(7)  Formerly TCW Select International Growth Equities Fund.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Funds, Inc.

Statements of Operations (Unaudited)  Six Months Ended April 30, 2006

	TCW Asia Pacific Equities Fund	TCW Emerging Markets Equities Fund		TCW Emerging Markets Income Fund		TCW Global Alpha Fund(5)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends (1)	$150	$176		$—		$283
Dividend from Investment in Affiliated Fund	—	—		—		1
Interest	10	6		2,059		13
Net Security Lending Income (2)	—	3		—		4
Total	160	185		2,059		301
Expenses:
Management Fees	97	61		250		122
Accounting Service Fees	2	1		6		4
Administration Fees	19	9		13		21
Administration Service Fees: (see Note 6)
K Class	—	—		—		—	(4)
Transfer Agent Fees:
I Class	5	6		16		6
N Class	—	—		4		3
K Class	—	—		—		1
Custodian Fees	52	35		20		32
Professional Fees	13	13		25		16
Directors' Fees & Expenses	7	7		7		7
Registration Fees:
I Class	6	5		9		6
N Class	—	—		—	(4)	—	(4)
K Class	—	—		—		2
Distribution Fees: (see Note 6)
K Class	—	—		—		—	(4)
Compliance Expense	— (4)	—	(4)	1		—	(4)
Other	5	4		14		6
Total	206	141		365		226
Less Expenses Borne by Investment Advisor:
I Class	21	20		—		—
N Class	—	—		4		3
K Class	—	—		—		3
Net Expenses	185	121		361		220
Net Investment Income (Loss)	(25)	64		1,698		81
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	1,682	1,724		2,586		4,786
Foreign Currency	(5)	(12)		16		(142)
Change in Unrealized Appreciation (Depreciation) on:
Investments (3)	3,738	1,920		(957)		1,241
Foreign Currency and Currency Contracts	(21)	8		106		2
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	5,394	3,640		1,751		5,887
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,369	$3,704		$3,449		$5,968

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Equities Fund, and the TCW Global Alpha Fund was $10, $21, and $18, respectively.

(2)  Net of broker fees.

(3)  Net of capital gain withholding taxes of $8, $5, and $3 for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Equity Fund, and the TCW Emerging Markets Income Fund, respectively.

(4)  Amount Rounds to less than $1.

(5)  Formerly TCW Select International Growth Equities Fund.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Asia Pacific Equities Fund		TCW Emerging Markets Equities Fund
	Six Months Ended April 30, 2006	Year Ended October 31,	Six Months Ended April 30, 2006	Year Ended October 31,
	(Unaudited)	2005	(Unaudited)	2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(25)	$231	$64	$189
Net Realized Gain on Investments and Foreign Currency Transactions	1,677	2,912	1,712	1,772
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	3,717	(1,021)	1,928	472
Increase in Net Assets Resulting from Operations	5,369	2,122	3,704	2,433
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(207)	(72)	(185)	(172)
Distributions from Net Realized Gain:
I Class	(1,298)	(609)	—	—
Total Distributions to Shareholders	(1,505)	(681)	(185)	(172)
NET CAPITAL SHARE TRANSACTIONS
I Class	1,811	3,769	(39)	2,084
Redemption Fees (Note 2)	—	1	1	— (1)
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	1,811	3,770	(38)	2,084
Increase in Net Assets	5,675	5,211	3,481	4,345
NET ASSETS
Beginning of Period	16,889	11,678	12,500	8,155
End of Period	$22,564	$16,889	$15,981	$12,500

UNDISTRIBUTED NET INVESTMENT INCOME	$(68)	$164	$65	$186

(1)  Amount rounds to less than $1.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Funds, Inc.

Statements of Changes in Net Assets  April 30, 2005

	TCW Emerging Markets Income Fund		TCW Global Alpha Fund(1)
	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$1,698	$4,295	$81	$6
Net Realized Gain on Investments and Foreign Currency Transactions	2,602	2,660	4,644	3,806
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(851)	(1,323)	1,243	(633)
Increase in Net Assets Resulting from Operations	3,449	5,632	5,968	3,179
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,769)	(3,614)	—	—
Distributions from Net Realized Gain:
I Class	(2,031)	(1,818)	—	—
Total Distributions to Shareholders	(3,800)	(5,432)	—	—
NET CAPITAL SHARE TRANSACTIONS
I Class	(9,710)	19,861	29,926	9,043
K Class	—	—	(5)	5
Redemption Fees (Note 2)	4	46	—	3
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(9,706)	19,907	29,921	9,051
Increase (Decrease) in Net Assets	(10,057)	20,107	35,889	12,230
NET ASSETS
Beginning of Period	69,810	49,703	26,523	14,293
End of Period	$59,753	$69,810	$62,412	$26,523

UNDISTRIBUTED NET INVESTMENT INCOME	$(86)	$(15)	$81	$—

(1)  Formerly TCW Select International Growth Equities Fund.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)  April 30, 2006

Note 1 — Organization

TCW Funds, Inc. (formerly TCW Galileo Funds, Inc.), a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Funds (the "Funds"). TCW Investment Management Company (the "Advisor"') is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. ("SGUK") (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Emerging Markets Equities Fund and the TCW Global Alpha Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Asia Pacific Equities Fund. The Advisor, SGUK and SGY are the second-tier subsidiaries of Société Générale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the International Funds that are covered in this report:

TCW Fund	Investment Objective
Non-Diversified Equity Funds

TCW Asia Pacific Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW Global Alpha Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI World Index.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies, instrumentalities or private corporate issuers.

The TCW Global Alpha Fund and TCW Emerging Markets Income Fund offers two classes of shares: I Class and N Class. All other international funds offer only the I class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee. I Class shares are not subject to this fee.

Effective December 30, 2005, the TCW Select International Growth Equities Fund no longer offered the K Class shares, which were subsequently redeemed. In addition, on April 1, 2006, the TCW Select International Growth Equities Fund changed its name to TCW Global Alpha Fund and changed its investment policy from an international fund to a global fund. A global fund may, in addition to investing in non-U.S. issues, invest in U.S. companies.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

INTERNATIONAL

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American, or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The Company has adopted, after the approval by the Company's Board of Directors, a fair valuation methodology for the funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent "time zone arbitrage." This methodology is designed to address the effect of movements in the U.S. market to the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model will be utilized each trading day and will not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Redemption Fees: The International Funds impose a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Funds as additional paid-in-capital. For the six months ended April 30, 2006, the redemption fees were as follows (amounts in thousands):

Redemption Fees
TCW Emerging Markets Equities Fund — I Class	$1
TCW Emerging Markets Income Fund — I Class	4

The TCW Asia Pacific Equities Fund and TCW Global Alpha Fund did not receive any redemption fees for the six months ended April 30, 2006.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized or net unrealized gain or loss. Pursuant to U.S. federal income tax regulations, certain foreign

INTERNATIONAL

TCW Funds, Inc.

  April 30, 2006

exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which it invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. See Note 10.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization, and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

At April 30, 2006, the TCW Emerging Markets Income Fund has two open currency options which are stated on the Schedule of Investments. These options are marked to market daily and the resultant gain or loss is shown on the Statement of Assets and Liabilities.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses, and realized gains and losses are allocated among the classes of shares of the fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends per class.

INTERNATIONAL

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Dividends and Distributions: Distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations, and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at April 30, 2006. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Emerging Markets Equities Fund	$1,581	$1,615
TCW Global Alpha Fund	9,895	10,400

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Asia Pacific Equities Fund	TCW Emerging Markets Equities Fund	TCW Emerging Markets Income Fund	TCW Global Alpha Fund
Unrealized Appreciation	$4,690	$3,506	$3,823	$2,769
Unrealized (Depreciation)	(141)	(63)	(1,417)	(775)
Net Unrealized Appreciation	$4,549	$3,443	$2,406	$1,994
Cost of Investments for Federal Income Tax Purposes	$18,988	$14,000	$57,082	$70,723

INTERNATIONAL

TCW Funds, Inc.

  April 30, 2006

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished, and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Asia Pacific Equities Fund	1.00%
TCW Emerging Markets Equities Fund	1.00%
TCW Emerging Markets Income Fund	0.75%
TCW Global Alpha Fund	0.75%

In addition to the management fees, the Funds reimburse, with approval by the Funds' Board of Directors, the Advisor costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and is included in the Statement of Operations.

The operating expenses for I and N Classes are limited to the average of the total expense ratios for comparable funds as reported by Lipper, Inc. ("Lipper Average") for each fund's respective investment objective, which is subject to change on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. At April 30, 2006, the average expense ratios reported by Lipper, Inc. as they relate to each fund were:

TCW Asia Pacific Equities Fund	1.83%
TCW Emerging Markets Equities Fund	1.93%
TCW Emerging Markets Income Fund	1.40%
TCW Global Alpha Fund	1.87%

The amount borne by the Advisor when the operating expenses of a fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2006, were as follows (amounts in thousands):

	TCW Asia Pacific Equities Fund	TCW Emerging Markets Equities Fund	TCW Emerging Markets Income Fund	TCW Global Alpha Fund
Purchases at Cost	$17,563	$7,373	$31,865	$68,921

Sales Proceeds	$16,466	$8,469	$36,286	$39,712

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2006.

INTERNATIONAL

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions

The Company's Articles of Incorporation permit the Board of Directors to issue one hundred sixty-two billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

TCW Asia Pacific Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	44,038	$495	1,561,235	$15,344
Shares Issued upon Reinvestment of Dividends	130,548	1,384	67,398	643
Shares Redeemed	(5,857)	(68)	(1,258,058)	(12,218)
Net Increase	168,729	$1,811	370,575	$3,769
TCW Emerging Markets Equities Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	320,868	$4,822	305,225	$3,641
Shares Issued upon Reinvestment of Dividends	11,694	166	14,959	158
Shares Redeemed	(373,675)	(5,027)	(148,185)	(1,715)
Net Increase (Decrease)	(41,113)	$(39)	171,999	$2,084
TCW Emerging Markets Income Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,064,279	$8,536	4,091,780	$33,025
Shares Issued upon Reinvestment of Dividends	419,179	3,332	550,819	4,415
Shares Redeemed	(2,690,590)	(21,578)	(2,176,859)	(17,579)
Net Increase (Decrease)	(1,207,132)	$(9,710)	2,465,740	$19,861
TCW Global Alpha Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,389,975	$30,497	1,028,266	$10,289
Shares Redeemed	(47,245)	(571)	(123,424)	(1,246)
Net Increase	2,342,730	$29,926	904,842	$9,043

INTERNATIONAL

TCW Funds, Inc.

  April 30, 2006

TCW Global Alpha Fund	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005
K Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	440	$5
Shares Redeemed	(454)	(5)	—	—
Net Increase (Decrease)	(454)	$(5)	440	$5

There were no transactions in the TCW Emerging Market Income Fund – N Class and TCW Global Alpha Fund – N Class shares during the six months ended April 30, 2006.

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2006.

Note 10 — Forward Foreign Currency Contracts

The funds listed below invested in forward foreign currency contracts during the six months ended April 30, 2006. The contracts are used for the purpose of hedging against foreign exchange risk arising from the fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund's financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through the sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at April 30, 2006:

TCW Emerging Markets Income Fund:

Expiration Date	Contracts to Buy or Sell	In Exchange for U.S. $	Unrealized Appreciation on Contracts
12/05/2006	Buy Indian Rupee 49,755,000	$1,070,000	$29,759
02/28/2007	Buy Russian Ruble 70,400,000	2,500,000	80,123
05/01/2006	Sell Euro Dollar 21	26	0
	Total Unrealized Appreciation		$109,882

TCW Asia Pacific Equities Fund:

Expiration Date	Contracts to Buy or Sell	In Exchange for U.S. $	Unrealized Appreciation (Depreciation) on Contracts
05/02/2006	Buy Malaysian Ringgit 3,417,631	$941,496	$1,429
05/02/2006	Buy Singapore Dollar 358,573	226,001	714
05/02/2006	Buy Thai Baht 2,595,626	68,904	183
05/02/2006	Sell Singapore Dollar 357,385	225,252	(712)
05/02/2006	Sell Thai Baht 2,549,072	67,669	(180)
	Total Unrealized Appreciation		$1,434

TCW Asia Pacific Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Period	$10.21		$9.09	$8.92	$6.61	$6.20	$8.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (4)	(0.01)		0.15	0.05	0.02	(0.03)	— (5)
Net Realized and Unrealized Gain (Loss) on Investments	3.08		1.39	0.15	2.29	0.44	(1.69)
Total from Investment Operations	3.07		1.54	0.20	2.31	0.41	(1.69)
Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.04)	(0.03)	—	—	—
Distributions from Net Realized Gain	(0.78)		(0.38)	—	—	—	(0.27)
Total Distributions	(0.91)		(0.42)	(0.03)	—	—	(0.27)
Redemption Fees	—		0.00 (5)	—	—	—	—
Net Asset Value per Share, End of Period	$12.37		$10.21	$9.09	$8.92	$6.61	$6.20
Total Return	31.54	% (3)	17.26%	2.28%	34.95%	6.61%	(21.33)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,564		$16,889	$11,678	$12,132	$8,777	$7,996
Ratio of Expenses to Average Net Assets (2)	1.90	% (1)	1.97%	2.10%	2.21%	2.13%	2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25	)% (1)	1.50%	0.55%	0.32%	(0.40)%	0.01%
Portfolio Turnover Rate	85.95	% (3)	192.31%	119.25%	137.49%	88.24%	45.49%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is is terminable on six months' notice. Had such action not been taken, total operating expenses, as a percentage of average net assets, would have been 2.12% for the six months ended April 30, 2006, 2.46%, 2.45%, 2.48%, 2.18%, and 2.42% for the years ended October 31, 2005, 2004, 2003, 2002, and 2001, respectively.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Computed using average shares outstanding throughout the period.

(5)  Amount rounds to less than $0.01.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005		2004		2003	2002	2001
Net Asset Value per Share, Beginning of Period	$12.78		$10.12		$8.95		$6.42	$6.24	$7.61
Income (Loss) from Investment Operations:
Net Investment Income (5)	0.22		0.21		0.11		0.06	0.08	0.07
Net Realized and Unrealized Gain (Loss) on Investments	4.28		2.65		1.14		2.56	0.18	(1.44)
Total from Investment Operations	4.50		2.86		1.25		2.62	0.26	(1.37)
Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.20)		(0.08)		(0.09)	(0.08)	—
Redemption Fees	0.00	(4)	0.00	(4)	—		—	—	—
Net Asset Value per Share, End of Period	$17.05		$12.78		$10.12		$8.95	$6.42	$6.24
Total Return	35.59	% (3)	28.70%		14.01%		41.32%	4.14%	(18.00)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,981		$12,500		$8,155		$19,367	$24,504	$27,981
Ratio of Expenses to Average Net Assets	1.97	% (1)(2)	2.03	% (2)	2.11	% (2)	1.85%	1.64%	1.65%
Ratio of Net Investment Income to Average Net Assets	3.02	% (1)	1.80%		1.12%		0.90%	1.16%	1.03%
Portfolio Turnover Rate	59.65	% (3)	84.22%		137.15%		47.98%	17.34%	43.10%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.29% for the six months ended April 30, 2006, 2.45% and 2.12% for the years ended October 31, 2005 and 2004, respectively.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Amount rounds to less than $0.01.

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002 (2)	2001
Net Asset Value per Share, Beginning of Period	$8.03		$7.98	$9.60	$7.93	$8.21	$8.15
Income from Investment Operations:
Net Investment Income (5)	0.20		0.55	0.61	0.79	0.76	0.78
Net Realized and Unrealized Gain on Investments	0.20		0.25	0.38	1.73	0.25	0.13
Total from Investment Operations	0.40		0.80	0.99	2.52	1.01	0.91
Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.46)	(0.49)	(0.71)	(0.71)	(0.78)
Distributions from Net Realized Gain	(0.23)		(0.28)	(2.12)	(0.14)	(0.58)	(0.07)
Total Distributions	(0.44)		(0.74)	(2.61)	(0.85)	(1.29)	(0.85)
Redemption Fees	0.00	(4)	(0.01)	—	—	—	—
Net Asset Value per Share, End of Period	$7.99		$8.03	$7.98	$9.60	$7.93	$8.21
Total Return	5.14	% (3)	10.06%	12.53%	33.06%	12.96%	11.77%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$59,753		$69,810	$49,703	$46,794	$81,758	$21,374
Ratio of Expenses to Average Net Assets	1.08	% (1)	1.16%	1.20%	1.07%	1.10%	1.08%
Ratio of Net Investment Income to Average Net Assets	8.99	% (1)	6.83%	7.74%	8.76%	9.52%	9.50%
Portfolio Turnover Rate	61.05	% (3)	92.86%	79.63%	115.50%	73.13%	58.46%

(1)  Annualized.

(2)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.107, decrease net realized gains and losses per share by $0.107 and increase the ratio of net investment income to average net assets from 8.18% to 9.52%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(4)  Amount rounds to less than $0.01.

(5)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31, 2005	March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004
Net Asset Value per Share, Beginning of Period	$9.08		$8.30	$7.72
Income (Loss) from Investment Operations:
Net Investment Income (5)	0.22		6.40	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.17		(5.62)	0.31
Total from Investment Operations	0.39		0.78	0.58
Net Asset Value per Share, End of Period	$9.47		$9.08	$8.30
Total Return	4.30	% (6)	9.40%	7.51	% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$—	(4)	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets (3)	1.40	% (2)	1.47%	1.50	% (2)
Ratio of Net Investment Income to Average Net Assets	30.22	% (2)	6.83%	5.24	% (2)
Portfolio Turnover Rate	61.05	% (6)	92.86%	79.63	% (7)

(1)  For the period March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total operating expenses, as a percentage of average net assets, would have been 7,318.84% for the six months ended April 30, 2006, 899.58% for the year ended October 31, 2005 and 22.68% for the period March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Computed using average shares outstanding throughout the period.

(6)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(7)  Represents the Fund's turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Global Alpha Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2006 (6)		Year Ended October 31,
	(Unaudited)		2005	2004		2003	2002	2001
Net Asset Value per Share, Beginning of Period	$10.96		$9.44	$8.65		$6.92	$8.32	$14.25
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (5)	0.03		0.00	(0.03)		— (4)	0.01	0.79
Net Realized and Unrealized Gain (Loss) on Investments	2.12		1.52	0.82		1.73	(1.41)	(5.07)
Total from Investment Operations	2.15		1.52	0.79		1.73	(1.40)	(4.28)
Less Distributions:
Distributions from Net Investment Income	—		—	—		—	—	(1.65)
Redemption Fees	—		0.00 (4)	—		—	—	—
Net Asset Value per Share, End of Period	$13.11		$10.96	$9.44		$8.65	$6.92	$8.32
Total Return	19.62	% (3)	16.10%	9.13%		25.00%	(16.83)%	(33.69)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$62,412		$26,518	$14,293		$25,206	$36,661	$43,230
Ratio of Expenses to Average Net Assets	1.35	% (1)	1.63%	1.72	% (2)	1.58%	1.17%	0.90	% (2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.50	% (1)	0.03%	(0.36)%		0.02%	0.16%	7.45%
Portfolio Turnover Rate	120.19	% (3)	114.71%	101.73%		92.92%	123.93%	193.27%

(1)  Annualized.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total operating expenses, as a percentage of average net assets, would have been 2.50% and 1.14% for the years ended October 31, 2004 and 2001, respectively.

(3)  For six months ended April 30, 2006, and not indicative of a full year's operating expense.

(4)  Amount rounds to less than $0.01.

(5)  Computed using average shares outstanding throughout the period.

(6)  Formerly TCW Select International Growth Equities Fund.

See accompanying notes to financial statements.

TCW Global Alpha Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2006 (8)		Year Ended October 31,			February 1, 2003 (Commencement of Offering of N Class Shares) through
	(Unaudited)		2005	2004		October 31, 2003
Net Asset Value per Share, Beginning of Period	$10.96		$9.44	$8.65		$6.56
Income from Investment Operations:
Net Investment Income (5)	0.02		0.01	0.67		0.02
Net Realized and Unrealized Gain on Investments	2.12		1.51	0.12		2.07
Total from Investment Operations	2.14		1.52	0.79		2.09
Net Asset Value per Share, End of Period	$13.10		$10.96	$9.44		$8.65
Total Return	19.52	% (7)	16.10%	9.13%		31.86	% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (4)	$—		$—	$—		$—
Ratio of Expenses to Average Net Assets	1.87	% (2)(3)	1.84%	1.72	% (3)	1.74	% (3)
Ratio of Net Investment Income to Average Net Assets	0.27	% (2)	0.08%	7.10%		0.43	% (2)
Portfolio Turnover Rate	120.19	% (7)	114.71%	101.73%		92.92	% (6)

(1)  For the period February 1, 2003 (Commencement of Offering of N Class Shares) through October 31, 2003, and not indicative of a full year's operating results.

(2)  Annualized.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total operating expenses, as a percentage of average net assets, would have been 3,340.86% for the six months ended April 30, 2006, 1,241.21% for the year ended October 31, 2004 and 7,514.10% for the period February 1, 2003 (Commencement of Offering of N Class Shares) through October 31, 2003.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Computed using average shares outstanding throughout the period.

(6)  Represents the Fund's turnover for the year ended October 31, 2003.

(7)  For the six months ended April 30, 2006, and not indicative of a full year's operating results.

(8)  Formerly TCW Select International Growth Equities Fund.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Funds, Inc.

Shareholder Expenses (Unaudited)  April 30, 2006

As a shareholder of a TCW Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2005 to April 30, 2006)
TCW Asia Pacific Equities Fund
I Class Shares
Actual	$1,000.00	$1,315.39	1.90%	$10.79
Hypothetical (5% return before expenses)	1,000.00	1,015.20	1.90%	9.39
TCW Emerging Markets Equities Fund
I Class Shares
Actual	$1,000.00	$1,355.90	1.97%	$11.38
Hypothetical (5% return before expenses)	1,000.00	1,014.90	1.97%	9.73
TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,051.43	1.08%	$5.43
Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.08%	5.35
N Class Shares
Actual	$1,000.00	$1,042.95	1.40%	$7.01
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.40%	6.93
TCW Global Alpha Fund
I Class Shares
Actual	$1,000.00	$1,196.17	1.35%	$7.27
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.35%	6.68
N Class Shares
Actual	$1,000.00	$1,195.24	1.87%	$10.07
Hypothetical (5% return before expenses)	1,000.00	1,015.30	1.87%	9.24

INTERNATIONAL

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

(THIS PAGE INTENTIONALLY LEFT BLANK)

TCW INTERNATIONAL AND GLOBAL FUNDS
SEMI-ANNUAL REPORT
APRIL 30, 2006

Investment Advisor	Directors and Officers
TCW Investment Management Company	Patrick C. Haden	Charles W. Baldiswieler
865 South Figueroa Street	Director and Chairman of the Board	Senior Vice President
Los Angeles, California 90017
(800) FUND-TCW	Samuel P. Bell	Michael E. Cahill
	Director	Senior Vice President,
Transfer Agent		General Counsel and Assistant Secretary
U.S. Bancorp Fund Services, LLC	Richard W. Call
615 E. Michigan Street	Director	Ronald R. Redell
Milwaukee, Wisconsin 53202		Senior Vice President
Matthew K. Fong
Independent Auditors	Director	Philip K. Holl
Deloitte & Touche, LLP		Secretary and Associate General Counsel
350 South Grand Avenue	John A. Gavin
Los Angeles, California 90071	Director	Hilary G.D. Lord
Senior Vice President and Chief
Custodian & Administrator	Thomas E. Larkin, Jr.	Compliance Officer
Investors Bank & Trust Company	Director
200 Clarendon Street		David S. DeVito
Boston, Massachusetts 02116	Charles A. Parker	Treasurer and Chief Financial Officer
Director
Distributor		George N. Winn
TCW Brokerage Services	Marc I. Stern	Assistant Treasurer
865 South Figueroa Street	Director
Los Angeles, California 90017
Alvin R. Albe, Jr.
President and Chief Executive Officer

TCW Funds, Inc.
865 South Figueroa Street
Los Angeles, California 90017

1-800-FUND-TCW
(800-386-3829)

www.tcw.com

Where experts invest.

Item 2.                                                               Code of Ethics. Not applicable.

Item 3.                                                               Audit Committee Financial Expert. Not applicable

Item 4.                                                               Principal Accountant Fees and Services. Not applicable.

Item 5.                                                               Audit of Committee of Listed Registrants. Not applicable.

Item 6.                                                               Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                                                               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.                                                               Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.                                                               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.                                                        Submission of Matters to a Vole of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.                                                        Controls and Procedures.

(b)       The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                                        Exhibits.

2

(a)(1)                    Not applicable.

(a)(2)                    Separate certifications for the Registrant’s Principal Executive Officer and     Principal Financial Officer, as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT — Section 302 Certifications (filed herewith).

(a)(3)                    Not applicable.

(b)                                 Certifications for the Registrant’s Principal Executive Officer and Principal   Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the commission.

EX-99.906CERT — Section 906 Certification (filed herewith).

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	June 29, 2006

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	June 29, 2006

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